ACQUISITIONS (Details 1)	12 Months Ended
Jun. 30, 2021 USD ($)
Total purchase price	$ 2,586,000
Goodwill	2,006,000
Intangible assets	580,000
Technology [Member]
Total purchase price	520,000
Tradename [Member]
Total purchase price	$ 60,000